As filed with the Securities and Exchange Commission on May 19, 2011

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 89	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

TERRY R. OTTON

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates solely to RS Global Growth Fund and RS Greater China Fund, both series of RS Investment Trust (the “Trust”). This Amendment does not supersede or amend the Trust’s Registration Statement as it relates to any other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 under the Securities Act and Amendment No. 89 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 19th day of May, 2011.

RS Investment Trust

By:	/S/ TERRY R. OTTON
Terry R. Otton
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/S/ TERRY R. OTTON	Trustee, President and Principal Executive Officer	May 19, 2011
Terry R. Otton

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and Accounting Officer	May 19, 2011
James E. Klescewski

JUDSON BERGMAN*	Trustee	May 19, 2011
Judson Bergman

KENNETH R. FITZSIMMONS JR.*	Trustee	May 19, 2011
Kenneth R. Fitzsimmons, Jr.

ANNE M. GOGGIN*	Trustee	May 19, 2011
Anne M. Goggin

DENNIS J. MANNING*	Trustee	May 19, 2011
Dennis J. Manning

CHRISTOPHER C. MELVIN*	Trustee	May 19, 2011
Christopher C. Melvin

GLORIA S. NELUND*	Trustee	May 19, 2011
Gloria S. Nelund

JOHN P. ROHAL*	Trustee	May 19, 2011
John P. Rohal

*By:	/S/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.